Equity (Schedule of Accumulated other comprehensive income (loss)) (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	$ (10,774)	$ (3,647)
Other comprehensive income (loss) before reclassifications	489	(6,627)
Amounts reclassified from accumulated other comprehensive income	(385)	1,575
Other comprehensive income (loss)	104	(5,052)
Balance as of end of period	(10,670)	(8,699)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	(107)	(1,243)
Other comprehensive income (loss) before reclassifications	813	(411)
Amounts reclassified from accumulated other comprehensive income	(385)	1,575
Other comprehensive income (loss)	428	1,164
Balance as of end of period	321	(79)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	(10,667)	(2,404)
Other comprehensive income (loss) before reclassifications	(324)	(6,216)
Amounts reclassified from accumulated other comprehensive income
Other comprehensive income (loss)	(324)	(6,216)
Balance as of end of period	$ (10,991)	$ (8,620)